32. Disposal of assets and other changes in organizational structure	12 Months Ended
Dec. 31, 2020
Disposal Of Assets And Other Changes In Organizational Structure Abstract
Disposal of assets and other changes in organizational structure
32.	Disposal of assets and other changes in organizational structure

The Company has an active partnership and divestment portfolio, which takes into account opportunities for disposal of non-strategic assets in several areas in which it operates, whose development of transactions also depends on conditions beyond the control of the Company. The divestment projects and strategic partnerships follow the procedures aligned with the guidelines of the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the current legislation.

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

							12.31.2020	12.31.2019
	E&P	RT&M	Gas & Power	Biofuels	Distribution	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and cash equivalents	1	−	−	−	13	−	14	5
Trade receivables	-	−	−	−	24	−	24	68
Inventories	-	−	−	−	4	−	4	13
Investments	-	−	19	49	−	−	68	355
Property, plant and equipment	600	19	−	−	21	−	640	2,046
Others	-	−	−	−	35	−	35	77
Total	601	19	19	49	97	−	785	2,564
Liabilities on assets classified as held for sale
Trade payables	1	-	-	-	21	-	22	27
Finance debt	-	-	-	-	5	8	13	142
Provision for decommissioning costs	640	-	-	-	-	-	640	2,961
Others	-	-	-	-	10	-	10	116
Total	641	−	−	−	36	8	685	3,246
32.1.	Transactions pending closing at December 31, 2020
Transaction	Acquirer	Signature date	Transaction amount (*)	Further information
Exercise of the put option to transfer the remaining interest (10%) in Lapa field to Total, in block BM-S-9, as provided in the contract signed in January 2018, when Total acquired a 35% interest on this field, becoming the operator of the field.	Total	December 2018	50	a
Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV, which owns the offshore assets used in the production development of this field.	PetroRio	November 2019	100	b
Sale of the Company’s entire interest in the onshore fields Fazenda Belém and Icapuí, called Fazenda Belém group, located in the Potiguar basin, in the state of Ceará.	SPE Fazenda Belém S.A., subsidiary of 3R Petroleum e Participações S.A.	August 2019	35	c
Sale of the Company’s entire interest in eight onshore fields, called Rio Ventura group, located in the in the state of Bahia.	SPE Rio Ventura S.A., subsidiary of 3R Petroleum e Participações S.A	August 2020	51	d
Sale of the Company’s entire interest in 27 onshore fields, called Cricaré group, located in the in the state of Espírito Santo.	Karavan SPE Cricaré S.A. (51%) and Seacrest Capital Group Limited (49% and equity provider)	August 2020	37	e
Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA).	DISA Corporación Petrolífera S.A.	August 2020	62	f
Sale of the Company’s entire interest in 14 onshore fields, called Recôncavo group of fields, located in the state of Bahia.	Ouro Preto Energia Onshore S.A, subsidiary of Petroleum Óleo e Gás S.A..	December 2020	250	g
Sale of the Company’s entire interest in 12 onshore fields, called Remanso group of fields, located in the state of Bahia.	Petrorecôncavo S.A.	December 2020	30	h
Petrobras Biocombustível S.A. (PBio) signed a contract for the sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital).	RP Participações em Biocombustíveis S.A	December 2020	62 (R$ 320 million)	i
Sale of its 49% interest in the company Eólica Mangue Seco 1 - Geradora e Comercializadora de Energia Elétrica S.A. (“Eólica Mangue Seco 1.	V2I Transmissão de Energia Elétrica S.A.	January 2021	8 (R$ 42 million)	J
Sale with Wobben Windpower Indústria e Comércio Ltda (Wobben) of all interests (51% Wobben and 49% Petrobras) in the companies Eólica Mangue Seco 3 - Geradora e Comercializadora de Energia Elétrica SA (“Eólica Mangue Seco 3”) and Eólica Mangue Seco 4 - Geradora e Comercializadora de Energia Elétrica SA (“Eólica Mangue Seco 4”).	V2I Transmissão de Energia Elétrica S.A.	January 2021	17 (R$ 90 million)	k
(*) Only amounts considered at the signing of the transaction.

a)                Sale of Lapa field – Strategic alliance with Total

The transaction is subject to price adjustments and to the fulfillment of certain conditions precedent.

b)               Sale of Frade field

Amounts due to Petrobras are composed of: (i) US$ 7.5 was paid at the contract signing; (ii) US$ 92.5 to be paid at the closing of the transaction, subject to price adjustments. In addition, there is a contingent payment amounting to US$ 20 subject to a new discovery in the field.

c)                Sale of onshore fields in Ceará – Fazenda Belém group of fields

Amounts due to Petrobras are composed of: (i) US$ 9 was paid at the contract signing; (ii) US$ 16 to be paid at the transaction closing; and (iii) US$ 10 to be paid in twelve months after the transaction closing.

This sale is subject to price adjustments and to the fulfillment of conditions precedent, mainly ANP approval.

d)               Sale of onshore fields in Bahia – Ventura group of fields

Amounts due to Petrobras are composed of: (i) US$ 4 was paid at the contract signing; (ii) US$ 31 to be paid at the transaction closing; (iii) US$ 16 to be paid in thirty months after the transaction closing. In addition, there is the contingent payment of up to US$ 43 provided for in the contract, depending on future oil prices negotiated between the parties.

This sale is subject to price adjustments and to the fulfillment of conditions precedent, mainly ANP approval.

e)                Sale of onshore fields in Espírito Santo – Cricaré group of fields

Amounts due to Petrobras are composed of (i) US$ 11 paid at the contract signing; and (ii) US$ 26 to be paid at the transaction closing. In addition, there are up to US$ 118 of contingent payments, of which US$ 88 depending on future oil prices negotiated between the parties, and US$ 30 conditioned to the ANP approval of the extension of the concession terms for nine fields considered major by the acquirer (São Mateus, Rio Itaúnas, Cedro Farm, Lagoa Suruaca, São Jorge Farm, São Mateus River, Campo Grande, Mariricu and Mariricu Norte).

This sale is subject to price adjustments and to the fulfillment of conditions precedent, such as ANP approval and environmental licenses to be granted by local regulatory agencies.

f)                 Sale of Petrobras Uruguay Distribución S.A. (PUDSA)

Amounts due to Petrobras are composed of (a) US$ 6 were paid at the contract signing; and (b) US$ 56 to be paid at the transaction closing.

This sale is subject to price adjustments and to the fulfillment of conditions precedent, such as approval by the Uruguayan Competition Defense Authority.

g)               Sale of onshore fields in Bahia – Recôncavo group of fields

Amounts due to Petrobras are composed of: (i) US$ 10 was paid at the contract signing; and (ii) US$ 240 to be paid at the transaction closing.

This sale is subject to price adjustments and to the fulfillment of conditions precedent, mainly ANP approval.

h)               Sale of onshore fields in Bahia – Remanso group of fields

Amounts due to Petrobras are composed of: (i) US$ 4 was paid at the contract signing; (ii) US$ 21 to be paid at the transaction closing; and (iii) US$ 5 to be paid in twelve months after the transaction closing.

This sale is subject to price adjustments and to the fulfillment of conditions precedent.

i)                 Sale of BSBios

The sale amount, including inflation indexation, will be deposited in escrow accounts, due to the PBio's interest in BSBios. This amount is subject to usual adjustments for transactions of this nature.

PBio will be able to draw down US$ 49 (R$ 255 million) from the escrow account at the transaction closing, and US$ 13 (R$ 67 million) will draw down for the indemnification of eventual contingencies and released according to the terms and conditions set forth in the contract.

j)                 Sale of Eólica Mangue Seco 1

Amount to be paid to Petrobras in a single installment at the transaction closing, subject to price adjustments provided for in the contract.

k)                Sale of Eólica Mangue Seco 3 and 4

Amounts due to Petrobras are composed of: US$ 4 (R$ 23 million) at the signing of the contract and US$ 13 (R$ 67 million) at the transaction closing, subject to price adjustments provided for in the contracts.

32.2.	Closed transactions during 2020
Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount	Gain/(loss)	Further information
Sale of the Company’s 50% interest in PO&GBV to Petrovida Holding B.V. (PO&GBV), a joint venture registered in the Netherlands consisting of assets located in Nigeria.	Petrovida Holding B.V	October 2018 (S) January 2020 (C)	1,454	2	a
Sale of Pampo and Enchova groups (Enchova, Enchova Oeste, Marimbá, Piraúna, Bicudo, Bonito, Pampo, Trilha, Linguado and Badejo fields), located in shallow Waters in the Campos basin.	Trident Energy do Brasil LTDA, subsidiary of Trident Energy L.P	July 2019 (S) July 2020 (C)	419	364	b
Sale of onshore and offshore fields in Macau group (Aratum, Macau, Serra, Salina Cristal, Lagoa Aroeira, Porto Carão and Sanhaçu), in the Potiguar Basin.	SPE 3R Petroleum S.A., subsidiary of 3R Petroleum e Participações S.A.	August 2019 (S) May 2020 (C)	174	75	c
Purchase and sale agreement for the sale of the Company’s remaining 10% interest in Transportadora Associada de Gás S.A. (TAG).	Group formed by ENGIE and Caisse de Dépôt et Placement du Québec (CDPQ).	July 2020 (S) July 2020 (C)	191	28	d
Sale of the Company’s interest in the Baúna field (awarded area BM-S-40), located in shallow waters in the Santos Basin.	Karoon Petróleo & Gás Ltda (Karoon), subsidiary of Karoon Energy Ltd.	July 2019 (S) November 2020 (C)	240	273	e
Sale of the Company's interest in Liquigás Distribuidora S.A	Copagaz e Nacional Gás Butano	November 2019 (S) December 2020 (C)	784	531	-
			3,262	1,273

a)                Sale of Petrobras’s interest in Petrobras Oil & Gas B.V. (PO&GBV)

On January 14, 2020, the transaction was closed, in the amount of US$ 1,454, reflecting price adjustments and the deduction of Petrobras’ portion from the payment of fees to the Nigerian Government for approval of the transaction. Cumulative amounts of dividends received from PO&GBV since inception of investment (January 1, 2018) have totaled US 1,030. At the closing, the Company received US$ 276, additional US$ 25 was received in June 2020, and the remaining US$ 123 to be received as soon as the Abgami field redetermination process is implemented, up to five years after the transaction closing.

b)               Sale of Pampo and Enchova groups of fields

At the transaction closing, the Company received US$ 366 after the fulfillment of all the conditions precedent and the inclusion of additional conditions, providing for the payment of amounts of up to US$ 650 classified as contingent assets, to be recognized when the agreed conditions are met.

The amount received at the transaction closing in addition to the US$ 53 paid to Petrobras upon the contract signing, totaling US$ 419.

c)                Sale of fields in Macau group of fields

Petrobras held a 100% interest in all these concessions, except for the Sanhaçu field, in which it held a 50% interest (the other 50% belongs to Petrogal).

The sale amount includes price adjustments provided for in the contract and the installment received on August 9, 2019, in the signing of the contract.

d)               Sale of remaining interest in Transportadora Associada de Gás (TAG)

The transaction was closed and fully paid on the date of the signing of the contract, after the deduction of US$ 21 of dividends paid to Petrobras in June 2020 and other price adjustments.

In addition to the gain on the transaction, a US$ 43 loss relating to the cash flow hedge accumulated in comprehensive income since the sale of TAG's control in June 2019 was reclassified to the statement of income, within other income and expenses.

e)                Sale of Baúna field

Due to the economic effects caused by the COVID-19 pandemic and the consequent difficulty in meeting the conditions precedent originally set, the parties defined adjustments to the terms of the contract and the payment of the transaction value.

After the fulfillment of conditions precedent, the transaction was closed with the payment of US$ 150, which adds up to the US$ 50 already paid at the contract signing. The remaining balance of US$ 40 will be paid in 18 monthly installments after the transaction closing. In addition, a contingent installment of US$ 285 may be paid by 2026, depending on future oil prices negotiated between the parties.

32.3.	Other operations
a)	Contingent installment of the exploratory block BM-S-8 sale

On July 28, 2016, the Board of Directors of Petrobras approved the disposal of the Company’s 66% interest in the exploratory block BM –S-8 to Statoil Brasil Óleo e Gás Ltda, which includes the Bacalhau field (former Carcará area) located in the pre-salt of Santos Basin, for the amount of US$ 2,500.

The first installment (US$ 1,250) was received on November 22, 2016, and the second installment (US$ 300) on March 21, 2018.

The third installment (US$ 950) is still pending, linked to submission for approval of the Production Individualization Agreements (AIP) to the ANP. The AIP was submitted to ANP by Equinor on January 29, 2021 and payment will occur on its approval or twelve months after its submission, whichever occurs first.

32.4.	Cash flows from sales of interest with loss of control

In 2020 and 2019, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2020
Petrobras Oil & Gas B.V.(PO&GBV) (*)	276	−	276
Liquigas	784	(10)	774
Total	1,060	(10)	1,050
2019
Petrobras Paraguay	381	(45)	336
Total	381	(45)	336
32.5.	Accounting Policy for assets and liabilities held for sale

Non-current assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will, principally, be recovered through the sale transaction rather than through continuing use.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less costs to sell. Assets and liabilities are presented separately in the statement of financial position.

When a component of the Company is disposed of or classified as held for sale, and it represented a separate major line of business, the disposed interest is considered a discontinued operation, thus its net income, operating, investing and financing cash flows are presented in separate line items until the date of the closing of the operation.